Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit cards (Detail) - Allowance for credit losses [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,250	$ 2,326
Provision for credit losses
Write-offs		(1,425)
Recoveries		330
Exchange rate and other		(27)
Balance at end of period		2,250
Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	693
Provision for credit losses
Model changes	(1)
Purchases and originations	13
Derecognitions and maturities	(72)
Remeasurements	594
Write-offs	(599)
Recoveries	131
Exchange rate and other	1
Balance at end of period	760	693
Credit cards [member] | Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	251
Provision for credit losses
Model changes	(65)
Transfers in (out) to Stage 1	693
Transfers in (out) to Stage 2	(123)
Transfers in (out) to Stage 3	(2)
Purchases and originations	11
Derecognitions and maturities	(12)
Remeasurements	(592)
Balance at end of period	161	251
Credit cards [member] | Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	442
Provision for credit losses
Model changes	64
Transfers in (out) to Stage 1	(693)
Transfers in (out) to Stage 2	123
Transfers in (out) to Stage 3	(227)
Purchases and originations	2
Derecognitions and maturities	(60)
Remeasurements	947
Exchange rate and other	1
Balance at end of period	599	$ 442
Credit cards [member] | Impaired Stage Three [Member]
Provision for credit losses
Transfers in (out) to Stage 3	229
Remeasurements	239
Write-offs	(599)
Recoveries	$ 131